Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease cost
Years Ended December 31,	2024	2023

Operating lease cost	$206,647	$209,697

Finance lease cost:
Amortization of right-of-use assets	$227,279	$227,279
Interest on lease liabilities	75,956	81,072
Total finance lease cost	$303,235	$308,351

Schedule of supplemental information related to leases
December 31,	2024	2023

Operating Leases
Operating lease right-of-use assets	$395,705	$452,536

Operating lease liabilities	$371,258	$443,370

Finance Leases
Finance lease right-of-use assets	$3,170,768	$3,398,047

Finance lease liabilities	$3,198,108	$3,424,971
December 31,	2024	2023

Weighted Average Remaining Lease Term (in Years)
Operating Leases	1.8	1.7
Finance Leases	13.7	14.7

Weighted Average Discount Rate
Operating Leases	2.38%	1.28%
Finance Leases	2.29%	2.29%

schedule of Operating lease obligations
2025	$185,265
2026	130,764
2027	32,546
2028	33,523
2029	8,442
Total	$390,540

Schedule of Finance lease obligations
2025	$304,758
2026	311,451
2027	320,076
2028	322,163
2029	324,303
Subsequent to 2029	2,114,847
Total minimum lease payments	3,697,598
Less amount representing interest	(499,490)
Present value of net minimum lease payments	$3,198,108

Schedule of undiscounted cash flows in the maturity analysis
	Operating Leases	Finance Leases

Undiscounted cash flows	$390,540	$3,697,598
Discount effect of cash flows	(19,282)	(499,490)
Lease liabilities	$371,258	$3,198,108